Portfolio of Investments – as of October 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund

Shares	Description	Value (†)
Common Stocks — 25.6% of Net Assets
	Aerospace & Defense — 0.5%
26	AAR Corp.(a)	$1,526
71	Boeing Co.(a)	10,601
16	General Electric Co.	2,749
5	L3Harris Technologies, Inc.	1,237
4	Lockheed Martin Corp.	2,184
10	Moog, Inc., Class A	1,886
1	Northrop Grumman Corp.	509
24	RTX Corp.	2,904
13	Woodward, Inc.	2,133
		25,729
	Air Freight & Logistics — 0.1%
35	Expeditors International of Washington, Inc.	4,165
3	FedEx Corp.	822
21	GXO Logistics, Inc.(a)	1,256
5	United Parcel Service, Inc., Class B	670
		6,913
	Automobile Components — 0.2%
6	Aptiv PLC(a)	341
91	BorgWarner, Inc.	3,060
73	Dana, Inc.	560
72	Magna International, Inc.	2,842
155	Mobileye Global, Inc., Class A(a)	2,110
21	Visteon Corp.(a)	1,895
		10,808
	Automobiles — 0.7%
232	General Motors Co.	11,776
84	Tesla, Inc.(a)	20,987
9	Thor Industries, Inc.	937
		33,700
	Banks — 1.5%
44	Ameris Bancorp	2,727
69	Atlantic Union Bankshares Corp.	2,608
78	Banc of California, Inc.	1,198
245	Bank of America Corp.	10,246
165	Citigroup, Inc.	10,588
23	Citizens Financial Group, Inc.	969
25	East West Bancorp, Inc.	2,437
3	First Citizens BancShares, Inc., Class A	5,812
80	First Financial Bancorp	2,046
134	Fulton Financial Corp.	2,427
45	International Bancshares Corp.	2,757
38	JPMorgan Chase & Co.	8,433
13	PNC Financial Services Group, Inc.	2,447
26	Regions Financial Corp.	621
41	SouthState Corp.	3,999
60	Truist Financial Corp.	2,583
25	U.S. Bancorp	1,208
42	Webster Financial Corp.	2,176
142	Wells Fargo & Co.	9,219
		74,501
	Beverages — 0.4%
7	Boston Beer Co., Inc., Class A(a)	2,037
50	Coca-Cola Co.	3,266
30	Keurig Dr. Pepper, Inc.	989
174	Monster Beverage Corp.(a)	9,166
17	PepsiCo, Inc.	2,823
		18,281
	Biotechnology — 0.6%
16	AbbVie, Inc.	3,262
Shares	Description	Value (†)
	Biotechnology — continued
29	Alnylam Pharmaceuticals, Inc.(a)	$7,731
4	Amgen, Inc.	1,281
22	BioMarin Pharmaceutical, Inc.(a)	1,450
32	CRISPR Therapeutics AG(a)	1,484
31	Gilead Sciences, Inc.	2,753
22	Halozyme Therapeutics, Inc.(a)	1,113
12	Incyte Corp.(a)	889
12	Neurocrine Biosciences, Inc.(a)	1,443
8	Regeneron Pharmaceuticals, Inc.(a)	6,706
10	Sarepta Therapeutics, Inc.(a)	1,260
3	United Therapeutics Corp.(a)	1,122
1	Vertex Pharmaceuticals, Inc.(a)	476
		30,970
	Broadline Retail — 0.6%
27	Alibaba Group Holding Ltd., ADR	2,645
137	Amazon.com, Inc.(a)	25,537
17	eBay, Inc.	978
13	Ollie's Bargain Outlet Holdings, Inc.(a)	1,194
		30,354
	Building Products — 0.4%
5	Carlisle Cos., Inc.	2,111
15	Carrier Global Corp.	1,091
63	Fortune Brands Innovations, Inc.	5,250
4	Lennox International, Inc.	2,410
52	Masco Corp.	4,156
13	Owens Corning	2,298
14	Trex Co., Inc.(a)	992
		18,308
	Capital Markets — 1.5%
115	Bank of New York Mellon Corp.	8,666
4	BlackRock, Inc.	3,924
5	Cboe Global Markets, Inc.	1,068
146	Charles Schwab Corp.	10,341
11	CME Group, Inc.	2,479
8	FactSet Research Systems, Inc.	3,633
6	Goldman Sachs Group, Inc.	3,107
66	Intercontinental Exchange, Inc.	10,287
40	Janus Henderson Group PLC	1,652
5	KKR & Co., Inc.	691
11	Morgan Stanley	1,279
7	MSCI, Inc.	3,998
81	Nasdaq, Inc.	5,988
5	Northern Trust Corp.	503
5	S&P Global, Inc.	2,402
49	SEI Investments Co.	3,663
81	State Street Corp.	7,517
5	T. Rowe Price Group, Inc.	549
6	Virtus Investment Partners, Inc.	1,298
		73,045
	Chemicals — 0.5%
3	Air Products & Chemicals, Inc.	932
25	Celanese Corp.	3,149
124	Corteva, Inc.	7,554
5	DuPont de Nemours, Inc.	415
8	Ecolab, Inc.	1,966
22	HB Fuller Co.	1,610
13	Innospec, Inc.	1,401
6	Linde PLC	2,737
19	Minerals Technologies, Inc.	1,430

Shares	Description	Value (†)
	Chemicals — continued
2	Sherwin-Williams Co.	$718
20	Stepan Co.	1,447
		23,359
	Commercial Services & Supplies — 0.1%
9	MSA Safety, Inc.	1,494
21	RB Global, Inc.	1,780
4	Waste Management, Inc.	863
		4,137
	Communications Equipment — 0.1%
27	Ciena Corp.(a)	1,715
6	F5, Inc.(a)	1,403
2	Motorola Solutions, Inc.	899
		4,017
	Construction & Engineering — 0.1%
22	AECOM	2,350
5	Comfort Systems USA, Inc.	1,955
4	EMCOR Group, Inc.	1,784
		6,089
	Construction Materials — 0.1%
2	Martin Marietta Materials, Inc.	1,185
6	Vulcan Materials Co.	1,643
		2,828
	Consumer Finance — 0.4%
214	Ally Financial, Inc.	7,501
8	American Express Co.	2,160
56	Capital One Financial Corp.	9,116
12	Synchrony Financial	662
		19,439
	Consumer Staples Distribution & Retail — 0.5%
19	BJ's Wholesale Club Holdings, Inc.(a)	1,610
4	Casey's General Stores, Inc.	1,576
4	Costco Wholesale Corp.	3,497
177	Kroger Co.	9,871
14	Sprouts Farmers Market, Inc.(a)	1,798
4	Target Corp.	600
63	Walmart, Inc.	5,163
		24,115
	Containers & Packaging — 0.1%
20	Crown Holdings, Inc.	1,871
32	Sonoco Products Co.	1,681
		3,552
	Distributors — 0.1%
30	Genuine Parts Co.	3,441
	Diversified Consumer Services — 0.1%
5	Duolingo, Inc.(a)	1,465
11	Grand Canyon Education, Inc.(a)	1,508
24	Service Corp. International	1,960
		4,933
	Diversified REITs — 0.0%
58	American Assets Trust, Inc.	1,563
	Diversified Telecommunication Services — 0.2%
184	AT&T, Inc.	4,147
33	Iridium Communications, Inc.	968
77	Verizon Communications, Inc.	3,244
		8,359
	Electric Utilities — 0.3%
34	Alliant Energy Corp.	2,040
28	Evergy, Inc.	1,692
26	Eversource Energy	1,712
Shares	Description	Value (†)
	Electric Utilities — continued
21	Exelon Corp.	$825
42	FirstEnergy Corp.	1,757
12	IDACORP, Inc.	1,242
76	PPL Corp.	2,475
18	Xcel Energy, Inc.	1,203
		12,946
	Electrical Equipment — 0.2%
8	Eaton Corp. PLC	2,652
21	Emerson Electric Co.	2,274
4	GE Vernova, Inc.(a)	1,207
30	nVent Electric PLC	2,237
10	Regal Rexnord Corp.	1,665
		10,035
	Electronic Equipment, Instruments & Components — 0.3%
14	Advanced Energy Industries, Inc.	1,519
27	Amphenol Corp., Class A	1,810
32	Avnet, Inc.	1,735
30	Cognex Corp.	1,207
20	Coherent Corp.(a)	1,849
5	Fabrinet(a)	1,205
81	Knowles Corp.(a)	1,403
5	Littelfuse, Inc.	1,223
24	TE Connectivity PLC	3,538
1	Teledyne Technologies, Inc.(a)	455
1	Zebra Technologies Corp., Class A(a)	382
		16,326
	Energy Equipment & Services — 0.1%
43	ChampionX Corp.	1,213
92	NOV, Inc.	1,427
24	Schlumberger NV	962
		3,602
	Entertainment — 0.7%
7	Electronic Arts, Inc.	1,056
23	Netflix, Inc.(a)	17,389
5	Take-Two Interactive Software, Inc.(a)	809
111	Walt Disney Co.	10,678
424	Warner Bros. Discovery, Inc.(a)	3,447
		33,379
	Financial Services — 1.1%
38	Block, Inc.(a)	2,748
103	Corebridge Financial, Inc.	3,272
50	Fiserv, Inc.(a)	9,895
54	Global Payments, Inc.	5,601
4	Jack Henry & Associates, Inc.	728
7	Mastercard, Inc., Class A	3,497
108	MGIC Investment Corp.	2,704
49	PayPal Holdings, Inc.(a)	3,886
58	Visa, Inc., Class A	16,811
31	Voya Financial, Inc.	2,489
6	WEX, Inc.(a)	1,036
		52,667
	Food Products — 0.3%
21	Campbell Soup Co.	980
35	General Mills, Inc.	2,381
4	Hershey Co.	710
13	Ingredion, Inc.	1,726
18	Kellanova	1,452
60	Kraft Heinz Co.	2,007

Shares	Description	Value (†)
	Food Products — continued
16	McCormick & Co., Inc.	$1,252
32	Mondelez International, Inc., Class A	2,191
		12,699
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,665
36	New Jersey Resources Corp.	1,652
22	ONE Gas, Inc.	1,568
		4,885
	Ground Transportation — 0.2%
46	CSX Corp.	1,547
5	Norfolk Southern Corp.	1,252
9	Ryder System, Inc.	1,317
2	Saia, Inc.(a)	977
12	Uber Technologies, Inc.(a)	865
5	Union Pacific Corp.	1,160
11	XPO, Inc.(a)	1,436
		8,554
	Health Care Equipment & Supplies — 0.4%
2	Align Technology, Inc.(a)	410
89	Baxter International, Inc.	3,177
9	Becton Dickinson & Co.	2,102
11	Edwards Lifesciences Corp.(a)	737
4	GE HealthCare Technologies, Inc.	349
13	Intuitive Surgical, Inc.(a)	6,550
17	LeMaitre Vascular, Inc.	1,503
21	Merit Medical Systems, Inc.(a)	2,072
6	Penumbra, Inc.(a)	1,373
2	ResMed, Inc.	485
5	Stryker Corp.	1,782
3	Zimmer Biomet Holdings, Inc.	321
		20,861
	Health Care Providers & Services — 0.6%
23	Acadia Healthcare Co., Inc.(a)	982
10	Cardinal Health, Inc.	1,085
123	Centene Corp.(a)	7,658
3	Chemed Corp.	1,621
5	Cigna Group	1,574
82	CVS Health Corp.	4,630
4	Elevance Health, Inc.	1,623
1	HCA Healthcare, Inc.	359
17	HealthEquity, Inc.(a)	1,449
13	Henry Schein, Inc.(a)	913
1	Humana, Inc.	258
2	Labcorp Holdings, Inc.	456
2	McKesson Corp.	1,001
41	Select Medical Holdings Corp.	1,315
8	UnitedHealth Group, Inc.	4,516
		29,440
	Health Care REITs — 0.0%
16	Welltower, Inc.	2,158
	Health Care Technology — 0.2%
121	Doximity, Inc., Class A(a)	5,050
25	Veeva Systems, Inc., Class A(a)	5,221
		10,271
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	466
	Hotels, Restaurants & Leisure — 0.4%
40	Aramark	1,513
18	Chipotle Mexican Grill, Inc.(a)	1,004
17	Marriott Vacations Worldwide Corp.	1,309
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
8	McDonald's Corp.	$2,337
69	Starbucks Corp.	6,741
33	Travel & Leisure Co.	1,578
4	Wingstop, Inc.	1,151
54	Yum China Holdings, Inc.	2,382
25	Yum! Brands, Inc.	3,279
		21,294
	Household Durables — 0.2%
32	KB Home	2,512
9	Meritage Homes Corp.	1,631
11	PulteGroup, Inc.	1,425
33	Taylor Morrison Home Corp.(a)	2,260
		7,828
	Household Products — 0.2%
21	Church & Dwight Co., Inc.	2,098
9	Colgate-Palmolive Co.	844
56	Energizer Holdings, Inc.	1,796
35	Procter & Gamble Co.	5,781
		10,519
	Independent Power & Renewable Electricity Producers — 0.0%
47	AES Corp.	775
58	Clearway Energy, Inc., Class A	1,545
		2,320
	Industrial Conglomerates — 0.0%
7	3M Co.	899
5	Honeywell International, Inc.	1,029
		1,928
	Industrial REITs — 0.1%
9	Prologis, Inc.	1,016
46	Rexford Industrial Realty, Inc.	1,973
		2,989
	Insurance — 0.9%
5	Allstate Corp.	933
118	American International Group, Inc.	8,954
8	Arch Capital Group Ltd.(a)	788
8	Arthur J Gallagher & Co.	2,250
30	Assured Guaranty Ltd.	2,504
7	Chubb Ltd.	1,977
23	First American Financial Corp.	1,475
14	Hanover Insurance Group, Inc.	2,077
14	Hartford Financial Services Group, Inc.	1,546
5	Marsh & McLennan Cos., Inc.	1,091
10	Prudential Financial, Inc.	1,225
29	Reinsurance Group of America, Inc.	6,121
20	Selective Insurance Group, Inc.	1,816
7	Travelers Cos., Inc.	1,722
25	Willis Towers Watson PLC	7,555
		42,034
	Interactive Media & Services — 1.2%
90	Alphabet, Inc., Class A	15,400
123	Alphabet, Inc., Class C	21,241
41	Meta Platforms, Inc., Class A	23,271
38	Yelp, Inc.(a)	1,297
		61,209
	IT Services — 0.3%
7	Accenture PLC, Class A	2,414
27	Cognizant Technology Solutions Corp., Class A	2,014
14	International Business Machines Corp.	2,894

Shares	Description	Value (†)
	IT Services — continued
51	Kyndryl Holdings, Inc.(a)	$1,167
63	Shopify, Inc., Class A(a)	4,927
		13,416
	Leisure Products — 0.0%
71	Mattel, Inc.(a)	1,447
	Life Sciences Tools & Services — 0.4%
5	Agilent Technologies, Inc.	652
84	Avantor, Inc.(a)	1,879
5	Danaher Corp.	1,228
38	Illumina, Inc.(a)	5,477
37	IQVIA Holdings, Inc.(a)	7,616
8	Repligen Corp.(a)	1,074
4	Thermo Fisher Scientific, Inc.	2,185
		20,111
	Machinery — 0.6%
12	AGCO Corp.	1,198
3	Caterpillar, Inc.	1,129
26	Deere & Co.	10,522
8	Dover Corp.	1,515
16	Fortive Corp.	1,143
32	Graco, Inc.	2,606
3	Illinois Tool Works, Inc.	783
22	ITT, Inc.	3,083
15	Oshkosh Corp.	1,533
2	Parker-Hannifin Corp.	1,268
12	SPX Technologies, Inc.(a)	1,722
26	Terex Corp.	1,344
16	Toro Co.	1,288
		29,134
	Media — 0.4%
22	Charter Communications, Inc., Class A(a)	7,207
161	Comcast Corp., Class A	7,031
60	Interpublic Group of Cos., Inc.	1,764
28	Liberty Broadband Corp., Class C(a)	2,263
20	Omnicom Group, Inc.	2,020
		20,285
	Metals & Mining — 0.2%
29	Alcoa Corp.	1,163
7	Carpenter Technology Corp.	1,047
92	Cleveland-Cliffs, Inc.(a)	1,194
12	Freeport-McMoRan, Inc.	540
19	Newmont Corp.	863
6	Reliance, Inc.	1,718
28	U.S. Steel Corp.	1,088
		7,613
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
109	Annaly Capital Management, Inc.	2,072
	Multi-Utilities — 0.1%
15	Consolidated Edison, Inc.	1,525
8	DTE Energy Co.	994
4	WEC Energy Group, Inc.	382
		2,901
	Office REITs — 0.2%
81	COPT Defense Properties	2,608
195	Easterly Government Properties, Inc.	2,644
69	Highwoods Properties, Inc.	2,314
35	Kilroy Realty Corp.	1,408
		8,974
	Oil, Gas & Consumable Fuels — 1.2%
112	Antero Midstream Corp.	1,609
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
52	Antero Resources Corp.(a)	$1,346
187	APA Corp.	4,413
24	Chevron Corp.	3,572
51	CNX Resources Corp.(a)	1,736
78	ConocoPhillips	8,544
22	Devon Energy Corp.	851
4	Diamondback Energy, Inc.	707
67	EOG Resources, Inc.	8,171
15	Expand Energy Corp.	1,271
56	Exxon Mobil Corp.	6,540
5	Hess Corp.	672
98	Kinder Morgan, Inc.	2,402
13	ONEOK, Inc.	1,259
35	Ovintiv, Inc.	1,372
67	Phillips 66	8,162
47	Range Resources Corp.	1,411
2	Texas Pacific Land Corp.	2,332
5	Valero Energy Corp.	649
26	Williams Cos., Inc.	1,362
		58,381
	Passenger Airlines — 0.2%
150	Delta Air Lines, Inc.	8,583
	Personal Care Products — 0.1%
3	Estee Lauder Cos., Inc., Class A	207
292	Kenvue, Inc.	6,695
		6,902
	Pharmaceuticals — 0.7%
43	Bristol-Myers Squibb Co.	2,398
4	Eli Lilly & Co.	3,319
11	Jazz Pharmaceuticals PLC(a)	1,210
36	Johnson & Johnson	5,755
60	Merck & Co., Inc.	6,139
20	Novartis AG, ADR	2,168
41	Novo Nordisk AS, ADR	4,590
90	Pfizer, Inc.	2,547
61	Roche Holding AG, ADR	2,368
9	Zoetis, Inc.	1,609
		32,103
	Professional Services — 0.2%
2	Automatic Data Processing, Inc.	579
17	Equifax, Inc.	4,505
21	Exponent, Inc.	1,982
18	Korn Ferry	1,272
6	Leidos Holdings, Inc.	1,099
4	Paychex, Inc.	557
7	Paylocity Holding Corp.(a)	1,292
		11,286
	Real Estate Management & Development — 0.2%
72	CBRE Group, Inc., Class A(a)	9,430
10	Jones Lang LaSalle, Inc.(a)	2,709
		12,139
	Residential REITs — 0.0%
4	AvalonBay Communities, Inc.	886
	Retail REITs — 0.1%
134	Brixmor Property Group, Inc.	3,611
4	Simon Property Group, Inc.	677
		4,288
	Semiconductors & Semiconductor Equipment — 1.6%
9	Advanced Micro Devices, Inc.(a)	1,297
10	Analog Devices, Inc.	2,231

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
5	Applied Materials, Inc.	$908
52	ARM Holdings PLC, ADR(a)	7,348
21	Broadcom, Inc.	3,565
71	Intel Corp.	1,528
19	Lattice Semiconductor Corp.(a)	963
14	Micron Technology, Inc.	1,395
19	MKS Instruments, Inc.	1,887
340	NVIDIA Corp.	45,138
7	Onto Innovation, Inc.(a)	1,388
40	QUALCOMM, Inc.	6,511
9	Silicon Laboratories, Inc.(a)	935
14	Synaptics, Inc.(a)	961
13	Texas Instruments, Inc.	2,641
		78,696
	Software — 1.7%
2	Adobe, Inc.(a)	956
2	ANSYS, Inc.(a)	641
35	Autodesk, Inc.(a)	9,933
4	Cadence Design Systems, Inc.(a)	1,105
38	Dynatrace, Inc.(a)	2,044
1	Intuit, Inc.	610
8	Manhattan Associates, Inc.(a)	2,107
55	Microsoft Corp.	22,349
91	Oracle Corp.	15,273
2	Palo Alto Networks, Inc.(a)	721
5	PTC, Inc.(a)	927
8	Qualys, Inc.(a)	954
4	Roper Technologies, Inc.	2,151
54	Salesforce, Inc.	15,734
2	ServiceNow, Inc.(a)	1,866
7	SPS Commerce, Inc.(a)	1,155
2	Synopsys, Inc.(a)	1,027
2	Tyler Technologies, Inc.(a)	1,211
20	Workday, Inc., Class A(a)	4,677
		85,441
	Specialized REITs — 0.1%
4	American Tower Corp.	854
6	Crown Castle, Inc.	645
3	Digital Realty Trust, Inc.	535
1	Equinix, Inc.	908
20	Weyerhaeuser Co.	623
		3,565
	Specialty Retail — 0.4%
7	Abercrombie & Fitch Co., Class A(a)	923
5	Asbury Automotive Group, Inc.(a)	1,139
7	Burlington Stores, Inc.(a)	1,734
6	Dick's Sporting Goods, Inc.	1,174
14	Floor & Decor Holdings, Inc., Class A(a)	1,443
9	Home Depot, Inc.	3,544
4	Lithia Motors, Inc.	1,329
5	Lowe's Cos., Inc.	1,309
5	Ross Stores, Inc.	699
22	TJX Cos., Inc.	2,487
14	Williams-Sonoma, Inc.	1,878
		17,659
	Technology Hardware, Storage & Peripherals — 0.4%
69	Apple, Inc.	15,588
38	Hewlett Packard Enterprise Co.	741
23	HP, Inc.	817
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
9	NetApp, Inc.	$1,038
5	Western Digital Corp.(a)	326
		18,510
	Textiles, Apparel & Luxury Goods — 0.1%
8	Crocs, Inc.(a)	863
6	Deckers Outdoor Corp.(a)	965
14	PVH Corp.	1,378
4	Ralph Lauren Corp.	792
200	Under Armour, Inc., Class A(a)	1,710
62	VF Corp.	1,284
		6,992
	Trading Companies & Distributors — 0.0%
5	Watsco, Inc.	2,365
	Water Utilities — 0.1%
16	American States Water Co.	1,319
4	American Water Works Co., Inc.	553
30	Essential Utilities, Inc.	1,158
		3,030
	Total Common Stocks (Identified Cost $1,025,418)	1,253,630

Principal Amount
Bonds and Notes — 21.2%
	Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,374
	Automotive — 0.6%
11,000	Cummins, Inc., 5.150%, 2/20/2034	11,198
12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	11,875
2,000	Lear Corp., 4.250%, 5/15/2029	1,931
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,165
		31,169
	Banking — 2.1%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,804
12,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	11,576
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	12,325
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,970
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,688
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,791
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,677
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,900
12,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	11,602
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,990
7,000	State Street Corp., 2.400%, 1/24/2030	6,246
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,933
		102,502
	Brokerage — 0.4%
13,000	BlackRock, Inc., 2.400%, 4/30/2030	11,596
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,346
		20,942

Principal Amount	Description	Value (†)
	Building Materials — 0.3%
$5,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$4,671
10,000	Owens Corning, 3.950%, 8/15/2029	9,586
		14,257
	Chemicals — 0.3%
12,000	Ecolab, Inc., 2.125%, 2/01/2032	10,121
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,791
		12,912
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,724
	Diversified Manufacturing — 0.3%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,566
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,430
		14,996
	Electric — 0.8%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,409
6,000	Exelon Corp., 4.050%, 4/15/2030	5,758
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,578
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,883
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,442
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,814
		38,884
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,918
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,240
		7,158
	Finance Companies — 0.1%
8,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,478
	Food & Beverage — 0.6%
13,000	Coca-Cola Co., 1.450%, 6/01/2027	12,143
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,521
12,000	PepsiCo, Inc., 2.750%, 3/19/2030	10,945
		27,609
	Government Owned - No Guarantee — 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,611
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,954
		24,565
	Health Care REITs — 0.3%
12,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	11,818
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,415
		16,233
	Health Insurance — 0.4%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,788
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,448
		19,236
	Healthcare — 0.4%
6,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	5,908
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,950
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,819
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,521
		18,198
	Integrated Energy — 0.2%
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,797
	Life Insurance — 0.5%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,139
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,324
Principal Amount	Description	Value (†)
	Life Insurance — continued
$6,000	MetLife, Inc., 5.375%, 7/15/2033	$6,164
6,000	Prudential Financial, Inc., 3.935%, 12/07/2049	4,706
		22,333
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,218
	Midstream — 0.1%
7,000	Enbridge, Inc., 5.625%, 4/05/2034	7,118
	Mortgage Related — 5.9%
12,129	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	9,638
10,059	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,339
10,248	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	8,842
7,127	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	6,142
18,036	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	16,135
9,606	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,338
19,298	Federal National Mortgage Association, 2.000%, 7/01/2051	15,376
21,886	Federal National Mortgage Association, 2.000%, 8/01/2051	17,406
2,488	Federal National Mortgage Association, 2.000%, 10/01/2051	1,981
3,031	Federal National Mortgage Association, 2.500%, 8/01/2050	2,536
23,854	Federal National Mortgage Association, 2.500%, 2/01/2051	19,849
3,779	Federal National Mortgage Association, 2.500%, 8/01/2051	3,147
9,273	Federal National Mortgage Association, 2.500%, 9/01/2051	7,725
17,303	Federal National Mortgage Association, 2.500%, 4/01/2052	14,344
2,698	Federal National Mortgage Association, 3.000%, 4/01/2034	2,544
9,265	Federal National Mortgage Association, 3.000%, 12/01/2049	8,070
9,340	Federal National Mortgage Association, 3.000%, 6/01/2050	8,120
5,707	Federal National Mortgage Association, 3.000%, 5/01/2051	4,951
11,913	Federal National Mortgage Association, 3.000%, 4/01/2052	10,280
6,254	Federal National Mortgage Association, 3.000%, 7/01/2052	5,392
2,560	Federal National Mortgage Association, 3.500%, 6/01/2049	2,318
4,431	Federal National Mortgage Association, 3.500%, 8/01/2049	4,008
3,295	Federal National Mortgage Association, 3.500%, 4/01/2052	2,948
11,909	Federal National Mortgage Association, 3.500%, 5/01/2052	10,656
1,544	Federal National Mortgage Association, 4.000%, 3/01/2050	1,444
3,527	Federal National Mortgage Association, 4.000%, 8/01/2052	3,260
11,430	Federal National Mortgage Association, 4.000%, 9/01/2052	10,570
12,126	Federal National Mortgage Association, 4.000%, 5/01/2053	11,209
1,056	Federal National Mortgage Association, 4.500%, 5/01/2049	1,016
606	Federal National Mortgage Association, 4.500%, 6/01/2049	583

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$919	Federal National Mortgage Association, 4.500%, 4/01/2053	$872
14,180	Federal National Mortgage Association, 4.500%, 8/01/2053	13,467
11,815	Government National Mortgage Association, 3.000%, 6/20/2052	10,362
6,627	Government National Mortgage Association, 4.000%, 8/20/2053	6,171
6,582	Government National Mortgage Association, 5.000%, 7/20/2053	6,438
21,687	Government National Mortgage Association, 5.500%, 4/20/2053	21,620
		287,097
	Office REITs — 0.1%
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,751
	Oil Field Services — 0.2%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,776
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,931
		11,707
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,936
	Pharmaceuticals — 0.5%
11,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	9,489
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,342
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,753
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,373
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,250
		24,207
	Property & Casualty Insurance — 0.2%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,721
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,080
		8,801
	Railroads — 0.2%
11,000	CSX Corp., 2.600%, 11/01/2026	10,608
	Restaurants — 0.2%
11,000	Starbucks Corp., 2.250%, 3/12/2030	9,690
	Retail REITs — 0.1%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,716
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,890
		4,606
	Retailers — 0.4%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,490
12,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,728
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,901
		18,119
	Technology — 1.2%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,054
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,836
6,000	Intel Corp., 2.450%, 11/15/2029	5,280
10,000	International Business Machines Corp., 4.000%, 6/20/2042	8,344
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,372
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,629
5,000	QUALCOMM, Inc., 4.500%, 5/20/2052	4,357
11,000	Salesforce, Inc., 1.500%, 7/15/2028	9,919
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,045
		60,836
	Treasuries — 3.2%
18,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	9,044
Principal Amount	Description	Value (†)
	Treasuries — continued
$10,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	$7,349
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,099
24,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	18,710
27,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	21,193
11,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	8,519
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	13,048
7,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	6,826
66,000	U.S. Treasury Notes, 0.375%, 11/30/2025	63,269
		155,057
	Utility Other — 0.1%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,934
	Wireless — 0.2%
9,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,590
	Wirelines — 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,908
14,000	Verizon Communications, Inc., 2.650%, 11/20/2040	9,784
		12,692
	Total Bonds and Notes (Identified Cost $1,120,537)	1,038,334

Shares
Exchange-Traded Funds — 3.3%
2,014	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $148,921)	160,456

Mutual Funds — 4.8%
5,131	WCM Focused Emerging Markets Fund, Institutional Class	76,087
6,349	WCM Focused International Growth Fund, Institutional Class	160,769
	Total Mutual Funds (Identified Cost $238,541)	236,856

Affiliated Mutual Funds — 43.4%
85,302	Loomis Sayles Inflation Protected Securities Fund, Class N	821,456
55,357	Loomis Sayles Limited Term Government and Agency Fund, Class N	597,306
62,328	Mirova Global Green Bond Fund, Class N	544,747
12,699	Mirova International Sustainable Equity Fund, Class N	160,386
	Total Affiliated Mutual Funds (Identified Cost $2,360,468)	2,123,895

Principal Amount	Description	Value (†)
Short-Term Investments — 2.9%
$139,762	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2024 at 3.000% to be repurchased at $139,774 on 11/01/2024 collateralized by $140,900 U.S. Treasury Note, 4.375% due 7/31/2026 valued at $143,153 including accrued interest(c) (Identified Cost $139,762)	$139,762
	Total Investments — 101.2% (Identified Cost $5,033,647)	4,952,933
	Other assets less liabilities — (1.2)%	(59,125)
	Net Assets — 100.0%	$4,893,808

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the value of Rule 144A holdings amounted to $9,627 or
0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$941,953	$120,360	$239,477	$(203)	$(1,177)	$821,456	85,302	$27,837
Loomis Sayles Limited Term Government and Agency Fund, Class N	680,316	92,433	175,407	2,168	(2,204)	597,306	55,357	21,133
Mirova Global Green Bond Fund, Class N	622,979	68,217	165,422	4,871	14,102	544,747	62,328	—
Mirova International Sustainable Equity Fund, Class N	187,978	15,051	55,503	9,747	3,113	160,386	12,699	60
	$2,433,226	$296,061	$635,809	$16,583	$13,834	$2,123,895	215,686	$49,030

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,253,630	$ —	$ —	$1,253,630
Bonds and Notes(a)	—	1,038,334	—	1,038,334
Exchange-Traded Funds	160,456	—	—	160,456
Mutual Funds	236,856	—	—	236,856
Affiliated Mutual Funds	2,123,895	—	—	2,123,895
Short-Term Investments	—	139,762	—	139,762
Total Investments	$3,774,837	$1,178,096	$—	$4,952,933

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2024 (Unaudited)
Fixed Income	61.3%
Equity	37.0
Short-Term Investments	2.9
Total Investments	101.2
Other assets less liabilities	(1.2)
Net Assets	100.0%